INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2013	2012

Raw materials	$3,677	$3,330
Work-in-progress	2,357	3,838
Finished goods	7,414	6,729

	$13,448	$13,897